DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
26. DISCONTINUED OPERATIONS

a.	Disposal of Jinghan Group

On November 10, 2014, the Company entered into a sale and purchase agreement to dispose of all its interest in Jinghan Group to a third party, with net consideration of RMB 500,000 in cash, and with a waiver of RMB 18,195 receivables due from Jinghan group by the Company. Besides the receivables being waived, the Company had RMB 122,822 receivables due from and RMB 25,959 due to Jinghan Group by different subsidiaries. After assessing the collectability, the Company provided an additional bad debt allowance of RMB 96,863 by reducing the net receivable balances, after netting of payable balances, due from Jinghan Group to zero. The disposal of Jinghan Group resulted in an income of RMB 343,912 for the year ended December 31, 2015. The disposal of Jinghan Group was completed by April 8, 2015. Consideration of RMB 500,000 was received fully by the end of year ended December 31, 2015.

b.	Discontinued operations

Following are revenue and income (loss) from discontinued operation:

Jinghan Group

	Years ended December, 31
	2015	2016	2017
	RMB	RMB	RMB
Revenues	171,938	-	-
Impairment loss	-	-	-
Loss from discontinued operation	(4,499)	-	-
Income tax benefit	1,385	-	-
Loss from discontinued operation, net of income tax	(3,114)	-	-
Income on sale of discontinued operation, net of income tax (note(i))	343,912	-	-
Income (loss) from and on sale of discontinued operation, net of income tax	340,798	-	-

Note (i) Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.